Capital and Reserves - Reconciliation of Movement in Total Equity - Summary of Capital and Reserves - Reconciliation of Movement in Total Equity (Details) - GBP (£) £ in Millions				12 Months Ended
	Nov. 15, 2018	Aug. 08, 2018	May 09, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				£ 60,981	£ 8,406	£ 5,032
Comprehensive income and expense
Profit for the year				6,210		4,839
Differences on exchange				3,868		1,270
Cash flow hedges
– net fair value (losses)/gains				(58)		29
– reclassified and reported in profit for the year				17		38
– reclassified and reported in total assets						(12)
Net investment hedges
- net fair value gains/(losses)				(472)		(837)
– differences on exchange on borrowings				(236)		(124)
Associates – share of OCI, net of tax				(38)		1,415
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss				18		(19)
Retirement benefit schemes
– net actuarial gains/(losses)				138		(228)
– surplus recognition and minimum funding obligations				4		(1)
Associates – share of OCI, net of tax				6		20
Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss				(33)		36
Cash flow hedges reclassified and reported in total assets				(22)
– value of employee services				121		71
– proceeds from shares issued				4		4
– ordinary shares	£ (1,115)	£ (1,112)	£ (1,117)	(4,463)		(2,910)
– to non-controlling interests				(163)		(156)
– held in employee share ownership trusts				(139)		(64)
Non-controlling interests – acquisitions				(11)
Other movements				(6)		3
Ending balance				65,688	60,981	8,406
Restatement Adjustments
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				60,981	8,406
Comprehensive income and expense
Profit for the year					37,656
Differences on exchange					(3,084)
Cash flow hedges
– net fair value (losses)/gains					(264)
– reclassified and reported in profit for the year					109
– reclassified and reported in total assets					(16)
Investments held at fair value
– net fair value losses					(27)
Net investment hedges
- net fair value gains/(losses)					425
– differences on exchange on borrowings					(68)
Associates – share of OCI, net of tax					(918)
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss					34
Retirement benefit schemes
– net actuarial gains/(losses)					833
– surplus recognition and minimum funding obligations					(6)
Associates – share of OCI, net of tax					25
Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss					(171)
– value of employee services					105
– proceeds from shares issued					5
– ordinary shares					(4,465)
– to non-controlling interests					(169)
– held in employee share ownership trusts					(205)
Shares issued- RAI acquisition					22,773
Other movements					3
Ending balance					60,981	8,406
Accounting policy change (IFRS 9)
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				(38)
Retirement benefit schemes
Ending balance					(38)
Revised for IFRS 9
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				60,943
Retirement benefit schemes
Ending balance					60,943
Share Capital
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				614	507	507
Retirement benefit schemes
Ending balance				614	614	507
Share Capital | Restatement Adjustments
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				614	507
Retirement benefit schemes
Shares issued- RAI acquisition					107
Ending balance					614	507
Share Capital | Revised for IFRS 9
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				614
Retirement benefit schemes
Ending balance					614
Share Premium, Capital Redemption and Merger Reserves
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				26,602	3,931	3,927
Retirement benefit schemes
– proceeds from shares issued				4		4
Ending balance				26,606	26,602	3,931
Share Premium, Capital Redemption and Merger Reserves | Restatement Adjustments
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				26,602	3,931
Retirement benefit schemes
– proceeds from shares issued					5
Shares issued- RAI acquisition					22,666
Ending balance					26,602	3,931
Share Premium, Capital Redemption and Merger Reserves | Revised for IFRS 9
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				26,602
Retirement benefit schemes
Ending balance					26,602
Other Reserves
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				(3,392)	413	(1,294)
Comprehensive income and expense
Differences on exchange				3,861		1,218
Cash flow hedges
– net fair value (losses)/gains				(58)		28
– reclassified and reported in profit for the year				17		38
– reclassified and reported in total assets						(12)
Investments held at fair value
– reclassified and reported in retained earnings				(8)
Net investment hedges
- net fair value gains/(losses)				(472)		(837)
– differences on exchange on borrowings				(236)		(124)
Associates – share of OCI, net of tax				(38)		1,415
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss				18		(19)
Retirement benefit schemes
Associates – share of OCI, net of tax				6
Cash flow hedges reclassified and reported in total assets				(22)
Ending balance				(333)	(3,392)	413
Other Reserves | Restatement Adjustments
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				(3,392)	413
Comprehensive income and expense
Differences on exchange					(3,082)
Cash flow hedges
– net fair value (losses)/gains					(263)
– reclassified and reported in profit for the year					109
– reclassified and reported in total assets					(16)
Investments held at fair value
– net fair value losses					(27)
Net investment hedges
- net fair value gains/(losses)					425
– differences on exchange on borrowings					(67)
Associates – share of OCI, net of tax					(918)
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss					34
Retirement benefit schemes
Ending balance					(3,392)	413
Other Reserves | Accounting policy change (IFRS 9)
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				(9)
Retirement benefit schemes
Ending balance					(9)
Other Reserves | Revised for IFRS 9
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				(3,401)
Retirement benefit schemes
Ending balance					(3,401)
Retained Earnings
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				36,935	3,331	1,754
Comprehensive income and expense
Profit for the year				6,032		4,648
Investments held at fair value
– reclassified and reported in retained earnings				8
Retirement benefit schemes
– net actuarial gains/(losses)				138		(231)
– surplus recognition and minimum funding obligations				4
Associates – share of OCI, net of tax						20
Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss				(33)		36
– value of employee services				121		71
– ordinary shares				(4,463)		(2,910)
– held in employee share ownership trusts				(139)		(64)
Non-controlling interests – acquisitions				(11)		4
Other movements				(6)		3
Ending balance				38,557	36,935	3,331
Retained Earnings | Restatement Adjustments
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				36,935	3,331
Comprehensive income and expense
Profit for the year					37,485
Retirement benefit schemes
– net actuarial gains/(losses)					832
– surplus recognition and minimum funding obligations					(5)
Associates – share of OCI, net of tax					25
Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss					(171)
– value of employee services					105
– ordinary shares					(4,465)
– held in employee share ownership trusts					(205)
Other movements					3
Ending balance					36,935	3,331
Retained Earnings | Accounting policy change (IFRS 9)
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				(29)
Retirement benefit schemes
Ending balance					(29)
Retained Earnings | Revised for IFRS 9
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				36,906
Retirement benefit schemes
Ending balance					36,906
Total Attributable to Owners of Parent
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				60,759	8,182	4,894
Comprehensive income and expense
Profit for the year				6,032		4,648
Differences on exchange				3,861		1,218
Cash flow hedges
– net fair value (losses)/gains				(58)		28
– reclassified and reported in profit for the year				17		38
– reclassified and reported in total assets						(12)
Net investment hedges
- net fair value gains/(losses)				(472)		(837)
– differences on exchange on borrowings				(236)		(124)
Associates – share of OCI, net of tax				(38)		1,415
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss				18		(19)
Retirement benefit schemes
– net actuarial gains/(losses)				138		(231)
– surplus recognition and minimum funding obligations				4
Associates – share of OCI, net of tax				6		20
Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss				(33)		36
Cash flow hedges reclassified and reported in total assets				(22)
– value of employee services				121		71
– proceeds from shares issued				4		4
– ordinary shares				(4,463)		(2,910)
– held in employee share ownership trusts				(139)		(64)
Non-controlling interests – acquisitions				(11)		4
Other movements				(6)		3
Ending balance				65,444	60,759	8,182
Total Attributable to Owners of Parent | Restatement Adjustments
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				60,759	8,182
Comprehensive income and expense
Profit for the year					37,485
Differences on exchange					(3,082)
Cash flow hedges
– net fair value (losses)/gains					(263)
– reclassified and reported in profit for the year					109
– reclassified and reported in total assets					(16)
Investments held at fair value
– net fair value losses					(27)
Net investment hedges
- net fair value gains/(losses)					425
– differences on exchange on borrowings					(67)
Associates – share of OCI, net of tax					(918)
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss					34
Retirement benefit schemes
– net actuarial gains/(losses)					832
– surplus recognition and minimum funding obligations					(5)
Associates – share of OCI, net of tax					25
Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss					(171)
– value of employee services					105
– proceeds from shares issued					5
– ordinary shares					(4,465)
– held in employee share ownership trusts					(205)
Shares issued- RAI acquisition					22,773
Other movements					3
Ending balance					60,759	8,182
Total Attributable to Owners of Parent | Accounting policy change (IFRS 9)
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				(38)
Retirement benefit schemes
Ending balance					(38)
Total Attributable to Owners of Parent | Revised for IFRS 9
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				60,721
Retirement benefit schemes
Ending balance					60,721
Non- Controlling Interests
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				222	224	138
Comprehensive income and expense
Profit for the year				178		191
Differences on exchange				7		52
Cash flow hedges
– net fair value (losses)/gains						1
Retirement benefit schemes
– net actuarial gains/(losses)						3
– surplus recognition and minimum funding obligations						(1)
– to non-controlling interests				(163)		(156)
Non-controlling interests – acquisitions						(4)
Ending balance				244	222	224
Non- Controlling Interests | Restatement Adjustments
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				222	224
Comprehensive income and expense
Profit for the year					171
Differences on exchange					(2)
Cash flow hedges
– net fair value (losses)/gains					(1)
Net investment hedges
– differences on exchange on borrowings					(1)
Retirement benefit schemes
– net actuarial gains/(losses)					1
– surplus recognition and minimum funding obligations					(1)
– to non-controlling interests					(169)
Ending balance					222	£ 224
Non- Controlling Interests | Revised for IFRS 9
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance				£ 222
Retirement benefit schemes
Ending balance					£ 222